Derivative financial instruments - Summary of maturities of derivative assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 22,444	$ 24,395
Derivative liabilities held for trading	(13,545)	(22,440)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	478	634
Derivative liabilities held for trading	(1,511)	(2,346)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,859	2,753
Derivative liabilities held for trading	(1,139)	(1,961)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	14,750	15,437
Derivative liabilities held for trading	(6,708)	(12,129)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,355	5,527
Derivative liabilities held for trading	(4,187)	(6,004)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2	44
Derivative liabilities held for trading	0	0
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	12,562	11,554
Derivative liabilities held for trading	(5,206)	(12,381)
Within one year | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	95	536
Derivative liabilities held for trading	(341)	(587)
Within one year | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,423	1,971
Derivative liabilities held for trading	(1,047)	(1,615)
Within one year | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	8,705	7,157
Derivative liabilities held for trading	(2,126)	(7,255)
Within one year | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,339	1,848
Derivative liabilities held for trading	(1,692)	(2,924)
Within one year | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	42
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,610	5,516
Derivative liabilities held for trading	(1,526)	(2,572)
1-2 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	31	14
Derivative liabilities held for trading	(3)	(95)
1-2 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	206	445
Derivative liabilities held for trading	(61)	(318)
1-2 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,412	3,740
Derivative liabilities held for trading	(796)	(1,157)
1-2 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	961	1,317
Derivative liabilities held for trading	(666)	(1,002)
1-2 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,257	1,532
Derivative liabilities held for trading	(1,305)	(1,071)
2-3 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	38	10
Derivative liabilities held for trading	(405)	(3)
2-3 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	81	150
Derivative liabilities held for trading	(14)	(23)
2-3 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	625	749
Derivative liabilities held for trading	(473)	(539)
2-3 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	513	623
Derivative liabilities held for trading	(413)	(506)
2-3 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	903	891
Derivative liabilities held for trading	(824)	(1,296)
3-4 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	33	10
Derivative liabilities held for trading	(166)	(629)
3-4 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	52	63
Derivative liabilities held for trading	(4)	(4)
3-4 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	458	442
Derivative liabilities held for trading	(348)	(328)
3-4 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	360	376
Derivative liabilities held for trading	(306)	(335)
3-4 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	745	651
Derivative liabilities held for trading	(528)	(807)
4-5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	28	9
Derivative liabilities held for trading	(7)	(319)
4-5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	41	35
Derivative liabilities held for trading	(1)	(1)
4-5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	426	316
Derivative liabilities held for trading	(293)	(214)
4-5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	250	291
Derivative liabilities held for trading	(227)	(273)
4-5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,367	4,251
Derivative liabilities held for trading	(4,156)	(4,313)
Over 5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	253	55
Derivative liabilities held for trading	(589)	(713)
Over 5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	56	89
Derivative liabilities held for trading	(12)	0
Over 5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,124	3,033
Derivative liabilities held for trading	(2,672)	(2,636)
Over 5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	932	1,072
Derivative liabilities held for trading	(883)	(964)
Over 5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 2	$ 2